Summary of Significant Accounting Policies - Concentration of credit risk (Details) $ in Thousands	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($) item
Concentration of credit risk
Advances to suppliers	$ 217,871	$ 124,440
Supplier
Concentration of credit risk
Number of major suppliers | item	1	3
Supplier | Supplier one
Concentration of credit risk
Advances to suppliers	$ 40,581